Intangible Assets - Summary of Fund's Management Contracts and Customer relationships for funs with defined useful life (Detail)	12 Months Ended
Dec. 31, 2025
SPS | Bottom of range [member]
Disclosure Of Goodwill Tested [Line Items]
Forecast period	September 2022
SPS | Top of range [member]
Disclosure Of Goodwill Tested [Line Items]
Forecast period	December 2030
MAV | Bottom of range [member]
Disclosure Of Goodwill Tested [Line Items]
Forecast period	July 2024
MAV | Top of range [member]
Disclosure Of Goodwill Tested [Line Items]
Forecast period	December 2029
Lacan | Bottom of range [member]
Disclosure Of Goodwill Tested [Line Items]
Forecast period	November 2024
Lacan | Top of range [member]
Disclosure Of Goodwill Tested [Line Items]
Forecast period	December 2041
Compass | Bottom of range [member]
Disclosure Of Goodwill Tested [Line Items]
Forecast period	November 2024
Compass | Top of range [member]
Disclosure Of Goodwill Tested [Line Items]
Forecast period	December 2053
Verde | Bottom of range [member]
Disclosure Of Goodwill Tested [Line Items]
Forecast period	October 2025
Verde | Top of range [member]
Disclosure Of Goodwill Tested [Line Items]
Forecast period	October 2038